Borrowings (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowing (Textual) [Abstract]
Federal Home Loan Bank advances	$ 20,126,000	$ 28,410,000
Borrowing (Additional Textual) [Abstract]
Borrowing federal funds on unsecured basis	15,000,000
Borrowing federal funds on secured basis	5,135,000
TPS mature date	Mar. 17, 2034
Investment in common interests in the trust	712,000
Purchaser in the private placement purchased in preferred interests	23,000,000
Deeply subordinated debentures	30 years
Subordinated notes	49,486,000	49,486,000
Company recorded the investments in the common securities issued by the Exchange Statutory Trusts	1,486,000
Subsidiary bank [Member]
Borrowing (Textual) [Abstract]
Federal Home Loan Bank advances	20,126,000
FHLB call for early payment	10,000,000
Maximum additional borrowing amount under agreement	269,958,000
Subsidiary bank [Member] | Maximum [Member]
Borrowing (Textual) [Abstract]
Percentage of outstanding mortgage loans secured under agreement	175.00%
Subsidiary bank [Member] | Minimum [Member]
Borrowing (Textual) [Abstract]
Percentage of outstanding mortgage loans secured under agreement	125.00%
Exchange Statutory Trust One [Member]
Borrowing (Textual) [Abstract]
Exchange Statutory Trust, Business trust	25,000,000
Percentage of floating rate	2.70%
Percentage of floating rate, reprices	3.00%
Exchange Statutory Trust Two [Member]
Borrowing (Textual) [Abstract]
Exchange Statutory Trust, Business trust	$ 23,000,000
Exchange Statutory Trust, Floating rate	30 years
Percentage of floating rate	1.83%
Percentage of floating rate, reprices	2.14%
TPS can be prepaid without penalty	5 years